Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities held for sale
The changes in assets and liabilities held for sale are as follows from:

Assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2022	$75,177	$105,275	$180,452
Transferred out, net	(61,961)	(100,696)	(162,657)
Balance at December 31, 2023	13,216	4,579	17,795
Transferred out, net	(6,025)	(4,579)	(10,604)
Balance at December 31, 2024	$7,191	$—	$7,191

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2022	$19,214	$17,315	$36,529
Transferred out, net	(10,927)	(16,429)	(27,356)
Balance at December 31, 2023	8,287	886	9,173
Transferred out, net	184	(452)	(268)
Balance at December 31, 2024	$8,471	$434	$8,905
The following table summarizes the major classes of assets and liabilities classified as held for sale (excluding discontinued operations) as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Assets
Inventories, net	$—	$509
Total current assets	—	509
Property, plant and equipment, net	—	4,002
Right-of-use assets, finance lease, net	—	68
Total non-current assets	—	4,070
Total assets	$—	$4,579

Liabilities
Lease liability, finance lease	$—	$84
Lease liability, operating lease	434	368
Total current liabilities	434	452
Lease liability, operating lease	—	434
Total non-current liabilities	—	434
Total liabilities	$434	$886
The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Assets
Accounts receivable, net of allowance for credit losses	$—	$4,356
Prepaid expenses and other current assets	—	53
Total current assets	—	4,409
Deferred tax asset	7,191	8,514
Property, plant and equipment, net	—	293
Total non-current assets	7,191	8,807
Total assets	$7,191	$13,216

Liabilities
Accounts payable	$—	$665
Accrued expenses	8,318	4,670
Lease liabilities, finance - current	—	28
Lease liabilities, operating - current	140	689
Notes payable - current	—	72
Total current liabilities	8,458	6,124
Notes payable - net of current	—	56
Lease liabilities, finance - net of current	—	285
Lease liabilities, operating - net of current	13	1,822
Total non-current liabilities	13	2,163
Total liabilities	$8,471	$8,287
The following table presents the Company’s condensed consolidated statements of operations for its discontinued operations:

	Years Ended
	December 31, 2024	December 31, 2023
Total revenues, net	$706	$20,274
Cost of goods sold	445	37,015
Gross income (loss)	261	(16,741)
Other operating expenses	2,157	13,771
Loss from operations	(1,896)	(30,512)
Total other expense, net	(3,548)	(25,257)
Loss from discontinued operations before provision for income taxes	(5,444)	(55,769)
Benefit from (provision for) income taxes	(342)	4,387
Net loss from discontinued operations	$(5,786)	$(51,382)